Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	Jan. 29, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF
Prospectus:
Trading Symbol	QVAL
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF
Prospectus:
Trading Symbol	IVAL
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF
Prospectus:
Trading Symbol	QMOM
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF
Prospectus:
Trading Symbol	IMOM
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus:
Trading Symbol	VMOT